Equity (Details) shares in Millions, $ in Millions	May 22, 2024 USD ($) $ / shares shares
Stockholders Equity Note [Abstract]
Shares repurchased (in shares) | shares	3.9
Repurchase price per share (in USD per share) | $ / shares	50.75
Value of shares repurchased | $	$ 200